INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill
	Software	Trademarks	Customer relationships	Technology	Goodwill	Total
	USD thousands
Cost
Balance as of January 1, 2022	24,687	36,367	50,108	53,192	156,712	321,066
Exchange rate differences	(50)	(1,262)	(1,455)	(548)	(3,216)	(6,531)
Additions	8,750	-	-	-	-	8,750
Disposals	(1,199)	(19,570)	(2,393)	(4,851)	-	(28,013)
Business combinations	-	7,654	29,169	85,684	92,244	214,751
Balance as of December 31, 2022	32,188	23,189	75,429	133,477	245,740	510,023
Exchange rate differences	25	485	455	272	874	2,111
Additions	15,187	-	-	-	-	15,187
Disposals	(12)	(23,674)	(1,845)	-	(262)	(25,793)

Balance as of December 31, 2023	47,388	-	74,039	133,749	246,352	501,528

Amortization
Balance as of January 1, 2022	14,876	29,786	28,223	39,961	-	112,846
Exchange rate differences	2	(585)	(914)	(198)	-	(1,695)
Additions	6,189	2,514	9,289	10,257	-	28,249
Disposals	(659)	(19,570)	(2,393)	(4,851)	-	(27,473)
Balance as of December 31, 2022	20,408	12,145	34,205	45,169	-	111,927
Exchange rate differences	15	355	353	157	-	880
Additions	7,172	11,174	12,407	21,499	-	52,252
Disposals	(12)	(23,674)	(1,845)	-	-	(25,531)

Balance as of December 31, 2023	27,583	-	45,120	66,825	-	139,528

Carrying amounts
As of December 31, 2023	19,805	-	28,919	66,924	246,352	362,000
As of December 31, 2022	11,780	11,044	41,224	88,308	245,740	398,096